Share-Based Compensation - share-based compensation expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Share-based compensation expenses arising from stock options granted by the Company	$ 0	$ 2,497	$ 0